Movement of Provision for Warranty (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Guarantees [Abstract]
Balance at beginning of the year	$ 310	$ 250
Charge to expenses	62	72
Deductions	(34)	(12)
Balance at end of the year	$ 338	$ 310